Equity - Schedule of Composition of Share Capital (Details) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY:
Ordinary shares of NIS 0.04 par value each, Authorized	25,000,000	25,000,000
Ordinary shares of NIS 0.04 par value each, Issued and outstanding	22,482,630	22,236,368	16,640,446